RECEIVABLES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables Abstract [Abstract]
Trade receivables	$ 335.7	$ 330.0
Miscellaneous receivables	55.2	42.2
Less allowances	(6.5)	(7.6)
Receivables, Net	$ 384.4	$ 364.6